OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 193	$ 206
Accrued expenses	2,165	1,406
Government (mainly tax provision)	460	1,245
Advance tenants payments	649	684
Tenant security deposits	125	124
Trade payables	511	697
Other accounts payable and accrued expenses	$ 4,103	$ 4,362